Form N-1A Cover	Oct. 28, 2026
Prospectus [Line Items]
Document Type	497
Amendment Flag	false
Registrant Name	BRUCE FUND INC
Entity Central Index Key	0000047071
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2026
Document Creation Date	Oct. 28, 2026
Document Effective Date	Oct. 28, 2026
Prospectus Date	Oct. 28, 2026